Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 1	$ 3
Accounts receivable:
Trade, net of allowance for doubtful accounts of $4 million	652	448
Affiliates	134	75
Other	6	21
Inventories	72	51
Unrealized gains on derivative instruments	42	156
Collateral cash deposits	71	7
Other	16	43
Total current assets	994	804
Property, plant and equipment, net	9,069	9,428
Goodwill	236	242
Intangible assets, net	137	149
Investments in unconsolidated affiliates	2,969	2,992
Unrealized gains on derivative instruments	5	19
Other long-term assets	201	251
Total assets	13,611	13,885
Accounts payable:
Trade	677	480
Affiliates	48	40
Other	10	25
Current maturities of long-term debt	500	0
Unrealized losses on derivative instruments	91	69
Accrued interest	72	72
Accrued taxes	49	38
Accrued wages and benefits	72	71
Capital spending accrual	20	20
Other	84	84
Total current liabilities	1,623	899
Long-term debt	4,907	5,669
Unrealized losses on derivative instruments	1	12
Deferred income taxes	28	26
Other long-term liabilities	199	187
Total liabilities	6,758	6,793
Commitments and contingent liabilities
Equity:
Predecessor equity	4,220	4,287
Limited partners (114,749,848 and 114,742,948 common units issued and outstanding, respectively)	2,591	2,762
General partner	18	18
Accumulated other comprehensive loss	(8)	(8)
Total partners’ equity	6,821	7,059
Non-controlling interests	32	33
Total equity	6,853	7,092
Total liabilities and equity	$ 13,611	$ 13,885